Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 425,940	$ 425,215	$ 384,565
Cost of sales	(389,692)	(385,527)	(352,957)
Gross profit	36,248	39,688	31,608
Other operating income	805	5,084	5,441
Selling, general and administrative expenses	(26,924)	(27,248)	(26,325)
Other operating expenses	(1,445)	(909)	(3,386)
Operating profit	8,684	16,615	7,338
Finance costs	(1,378)	(1,221)	(1,147)
Finance income	482	876	1,045
Share of loss of associates	(3)	(3)	(710)
Impairment of investment in associates			(126)
Loss on liquidation of a subsidiary		(261)
Exchange gain / (loss)	1,741	2,784	(38)
Other income	1,817	214	267
Other expense	(11)	(336)	(94)
Profit before tax	11,332	18,668	6,535
Income tax expense	(3,886)	(5,140)	(510)
Profit for the year	7,446	13,528	6,025
Attributable to:
Equity holders of the parent	2,928	8,720	2,853
Non-controlling interests	4,518	4,808	3,172
Profit for the year	$ 7,446	$ 13,528	$ 6,025
Earnings per share
Basic and diluted profit for the year attributable to equity holders of the parent	$ 0.21	$ 0.63	$ 0.21